Schedule of Investments - IQ CBRE NextGen Real Estate ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks - 100.0%
Data Center - 14.3%
Digital Realty Trust, Inc.	12,146	$1,392,175
Equinix, Inc.	2,223	1,640,863
Keppel DC REIT	730,722	1,134,152
Total Data Center		4,167,190

Health Care - 12.9%
Aedifica SA(a)	1,067	93,342
Alexandria Real Estate Equities, Inc.	4,393	706,131
Assura PLC	79,266	54,403
CareTrust REIT, Inc.	2,597	53,810
Chartwell Retirement Residences(a)	6,311	46,398
Cofinimmo SA	863	78,214
Community Healthcare Trust, Inc.	677	29,030
Global Medical REIT, Inc.	1,754	19,697
Healthcare Realty Trust, Inc.(a)	10,189	219,369
Healthpeak Properties, Inc.	14,391	395,465
LTC Properties, Inc.	1,084	41,355
Medical Properties Trust, Inc.(a)	16,010	207,329
National Health Investors, Inc.	1,162	68,360
NorthWest Healthcare Properties Real Estate Investment Trust	6,407	48,352
Parkway Life Real Estate Investment Trust	16,168	49,943
Primary Health Properties PLC	35,799	49,405
Sabra Health Care REIT, Inc.	6,184	83,484
Universal Health Realty Income Trust	370	20,280
Ventas, Inc.	10,701	554,419
Welltower, Inc.	12,651	949,331
Total Health Care		3,768,117

Industrial - 33.3%
Advance Logistics Investment Corp.	42	45,150
Americold Realty Trust, Inc.	17,110	537,425
CRE Logistics REIT, Inc.	36	48,860
Dream Industrial Real Estate Investment Trust	16,250	170,495
EastGroup Properties, Inc.	2,767	465,548
ESR-LOGOS REIT	426,594	123,335
First Industrial Realty Trust, Inc.	8,393	447,767
Frasers Logistics & Commercial Trust	235,642	225,898
GLP J-Reit	299	337,293
Granite Real Estate Investment Trust	4,043	246,728
Indus Realty Trust, Inc.	647	41,473
Industrial & Infrastructure Fund Investment Corp.(a)	131	144,957
Innovative Industrial Properties, Inc.	1,777	159,539
Japan Logistics Fund, Inc.	59	134,337
LaSalle Logiport REIT	113	136,683
LondonMetric Property PLC	62,410	144,677
LXP Industrial Trust	17,512	202,264
Mapletree Logistics Trust	305,328	392,593
Mitsubishi Estate Logistics REIT Investment Corp.	32	100,519
Mitsui Fudosan Logistics Park, Inc.	37	129,028
Montea NV	1,144	91,443
Nippon Prologis REIT, Inc.	169	382,458
Plymouth Industrial REIT, Inc.	2,722	60,918
Prologis, Inc.	16,682	2,156,649
Rexford Industrial Realty, Inc.	11,654	739,679
Segro PLC	76,849	785,444
SOSiLA Logistics REIT, Inc.	46	45,736
STAG Industrial, Inc.	11,383	405,235
Summit Industrial Income REIT	12,054	206,689
Terreno Realty Corp.	4,832	311,326
Tritax Big Box REIT PLC	118,754	227,777
Urban Logistics REIT PLC	29,992	52,985
Warehouse REIT PLC	26,998	35,165
Total Industrial		9,736,073

Infrastructure (Tower) - 19.1%
American Tower Corp.	9,074	2,027,041
Crown Castle, Inc.	10,402	1,540,640
SBA Communications Corp.	4,508	1,341,265
Uniti Group, Inc.	100,899	664,925
Total Infrastructure (Tower)		5,573,871

Manufactured Homes - 3.1%
Equity LifeStyle Properties, Inc.	4,982	357,608
Sun Communities, Inc.	3,317	520,304
UMH Properties, Inc.	1,492	26,737
Total Manufactured Homes		904,649

Multi-Family Residential - 13.9%
Advance Residence Investment Corp.	37	90,334
Apartment Income REIT Corp.	4,014	153,576
Apartment Investment and Management Co., Class A	4,059	30,483
AvalonBay Communities, Inc.	3,745	664,513
Boardwalk Real Estate Investment Trust	1,225	51,613
Camden Property Trust	2,852	351,395
Canadian Apartment Properties REIT	4,716	173,888
CapitaLand Ascott Trust	92,199	77,864
Centerspace	404	27,318
Comforia Residential REIT, Inc.	19	42,209
Daiwa Securities Living Investments Corp.	61	50,988
Elme Communities	2,343	44,986
Equity Residential	10,118	644,011
Essex Property Trust, Inc.	1,733	391,779
Independence Realty Trust, Inc.	5,999	112,961
InterRent Real Estate Investment Trust	3,775	40,767
Kenedix Residential Next Investment Corp.	29	43,173
Killam Apartment Real Estate Investment Trust	3,112	42,913
Mid-America Apartment Communities, Inc.	3,092	515,498
NexPoint Residential Trust, Inc.	684	34,542
Sekisui House REIT, Inc.	117	63,878
UDR, Inc.	8,716	371,214
Veris Residential, Inc.*	2,439	42,195
Total Multi-Family Residential		4,062,098

Single-Family Residential - 2.9%
American Homes 4 Rent, Class A	9,446	323,903
Invitation Homes, Inc.	16,369	531,993
Total Single-Family Residential		855,896

Student Housing - 0.5%
UNITE Group PLC (The)	10,720	131,578
Xior Student Housing NV(a)	930	31,159
Total Student Housing		162,737

Total Common Stocks
(Cost $29,899,441)		29,230,631

Schedule of Investments ─ IQ CBRE NextGen Real Estate ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)(c)
(Cost $189,663)	189,663	$189,663

Total Investments — 100.6%
(Cost $30,089,104)		29,420,294
Other Assets and Liabilities, Net — (0.6)%		(199,489)
Net Assets — 100.0%		$29,220,805

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $442,745; total market value of collateral held by the Fund was $460,356. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $270,693.
(b)	Reflects the 1-day yield at January 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$29,230,631	$–	$–	$29,230,631
Short-Term Investment:
Money Market Fund	189,663	–	–	189,663
Total Investments in Securities	$29,420,294	$–	$–	$29,420,294

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.